Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
		Quoted Prices in	Significant
		Active Markets	Other
		for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Mutual funds	$101,327,072	$101,327,072	$-	$-
Seneca Foods Corporation Employer Stock Fund	54,379,151	54,379,151	-	-
Collective investment trusts	123,016,020	-	123,016,020	-
Total assets in the fair value hierarchy	$278,722,243	$155,706,223	$123,016,020	$-
Investments measured at net asset value (a)	5,852,117
Total investments at fair value	$284,574,360

	December 31,
	2024
Financial assets:
Mutual funds	$84,923,343	$84,923,343	$-	$-
Seneca Foods Corporation Employer Stock Fund	41,241,181	41,241,181	-	-
Collective investment trusts	114,738,901	-	114,738,901	-
Total assets in the fair value hierarchy	$240,903,425	$126,164,524	$114,738,901	$-
Investments measured at net asset value (a)	5,249,021
Total investments at fair value	$246,152,446
	Fair Value as of
	December 31,	December 31,	Unfunded	Redemption	Redemption
	2025	2024	Commitments	Frequency	Notice Period

Variable annuities	$5,852,117	$5,249,021	$-	Daily	None